Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Expense by nature [line Items]
Total research and development expenses	$ (24,976)	$ (23,080)	$ (52,165)	$ (45,012)
Total selling, general and administrative expenses	(5,739)	(5,078)	(11,329)	(9,780)
Other operating income and (expense)	290	378	353	804
Research and Development Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(9,041)	(8,821)	(20,377)	(17,485)
Social charges on stock option grants	10	(35)	(726)	(286)
Non-cash stock based compensation expense	(1,550)	(885)	(2,678)	(1,536)
Personnel expenses	(10,581)	(9,741)	(23,781)	(19,307)
Purchases and external expenses	(10,171)	(8,493)	(19,758)	(16,071)
Depreciation and amortization expenses (incl. right of use amortization)	(4,055)	(4,652)	(8,232)	(9,229)
Other	(169)	(194)	(393)	(405)
Total research and development expenses	(24,976)	(23,080)	(52,165)	(45,012)
Selling, General and Administrative Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(1,994)	(1,650)	(3,723)	(3,277)
Social charges on stock option grants	(16)	(14)	(322)	(154)
Non-cash stock based compensation expense	(739)	(398)	(1,274)	(722)
Personnel expenses	(2,749)	(2,061)	(5,319)	(4,153)
Purchases and external expenses	(2,355)	(2,425)	(4,675)	(4,440)
Depreciation and amortization expenses (incl. right of use amortization)	(357)	(365)	(715)	(718)
Other	(277)	(227)	(620)	(469)
Total selling, general and administrative expenses	(5,739)	(5,078)	(11,329)	(9,780)
Personnel Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(11,036)	(10,471)	(24,100)	(20,763)
Social charges on stock option grants	(5)	(49)	(1,048)	(439)
Non-cash stock based compensation expense	(2,289)	(1,282)	(3,952)	(2,258)
Personnel expenses	$ (13,330)	$ (11,802)	$ (29,101)	$ (23,460)